FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period	$ 3,421,000	$ 809,000
Balance at end of year	2,075,000	3,421,000	$ 809,000
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period	3,421,000	809,000	9,367,159
Additions	278,000	641,500	266,000
Settlements	(601,000)	(120,000)	(1,580,000)
Change in fair value	(1,023,000)	2,090,500	(7,244,159)
Balance at end of year	$ 2,075,000	$ 3,421,000	$ 809,000